ASSETS HELD FOR SALE (Details) - CAD CAD in Millions		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets Held for Sale
Accounts receivable	CAD 4	CAD 4
Inventories	1	1
Other current assets	1	1
Plant, property and equipment	14	14
Total Assets Held for Sale (included in Other current assets, Note 5)	20	20	CAD 0
Liabilities Related to Assets Held for Sale
Accounts payable and other	38	38
Other long-term liabilities	1	1
Total Liabilities Related to Assets Held for Sale (included in Accounts payable and other, Note 13)	39	39	0
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal		CAD (125)	CAD 117	CAD 0
TC Offshore LLC | Disposal group, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal	CAD (125)